Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,380,000
Total Fee Amount	18,419.78
Total Offset Amount	0
Net Fee	$ 18,419.78
Offset Table N/A	N/A